CASH FLOW INFORMATION (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 1,243,977	$ 1,215,921
Restricted cash, tenant security deposits	938,580	898,791
Restricted cash, escrow	71,784	71,763
Restricted cash, other	31,260	31,260
Cash flow information	$ 2,285,601	$ 2,217,735